[LOGO]USAA(R)

                        USAA CORNERSTONE
                                  STRATEGY Fund

                                                                       [GRAPHIC]

  A n n u a l     R e p o r t

--------------------------------------------------------------------------------
  May 31, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                 [GRAPHIC]
                        WITH THIS CHANGE IN EQUITY FUND
                        MANAGEMENT, COUPLED WITH USAA'S
                       OUTSTANDING SERVICE FROM A TRUSTED
[PHOTO]                  ADVISER, WE THINK YOU WILL BE
                        WELL SERVED FOR YOUR STRONG AND
                       LONG-LASTING RELATIONSHIP WITH US.
                                 [GRAPHIC]

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                 USAA Investment Management Company (USAA) is committed to
                 delivering world-class investment performance to you, our members and shareholders. After a thorough review of how we can deliver better investment products to you, the management team made a proposal to your USAA Mutual Fund Board of Directors. We recommended that a team of today's most talented asset management firms manage USAA's equity mutual funds. The board approved our recommendation, agreeing that using best-in-class asset managers would best serve the needs of our shareholders. This new team will join our skilled team of fixed-income managers in managing your funds.

                 The potential benefits to you as a shareholder are significant. Your equity assets will now be managed by a team of asset managers who have long-term proven track records. Their performance records show that they have consistently beaten their benchmark targets, as well as the vast majority of other investment managers. This change in equity asset managers has also increased the breadth and depth of the investment professionals who are working on your behalf. The overall number of traders has risen thirteenfold, analysts worldwide have increased tenfold, and you now have 3 1/2 times as many portfolio managers overseeing your funds.

                 The new equity managers were selected only after an extensive search of the most successful asset management firms in the country. Our stringent evaluations included quantitative criteria such as the stability of the organization, a clearly defined investment decision-making process that was repeatable in all market conditions, and

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                 defined risk controls. We also applied qualitative criteria such as the managers' performance over the long term in relation to appropriate market indices and to other managers in their peer groups. Furthermore, we ensured that each manager shared USAA's vision of delivering above-average, consistent performance. We selected management teams who were able to beat their benchmarks in up and down markets. For us, that ability defines world class.

                 We believe that you'll be pleased with the quality of the investment team that we've assembled. In fact, we think we have one of the strongest teams in the country for all of our mutual funds, including fixed income and money markets. Of course, as always, USAA will continue to set portfolio policy, and we will diligently monitor our management teams to ensure that your best interests are being served. For more information on your mutual funds and their portfolio management teams, please visit USAA.COM.

                 Today's markets are uncertain. Rest assured that we will continue to bring you managers with a track record of consistent, above-average performance and low overall fund expenses. And, if you are apprehensive about the market environment, please give us a call to discuss your investment plan and re-examine your portfolio.

                 With this change in equity fund management, coupled with USAA's outstanding service from a trusted adviser, we think you will be well served for your strong and long-lasting relationship with us. I'd like to take this opportunity to thank you once again for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. REFERENCES TO PERFORMANCE MAY REPRESENT A FIRM'S COMPOSITE PORTFOLIO PERFORMANCE, WHICH IS NOT NECESSARILY REPRESENTATIVE OF MUTUAL FUND PERFORMANCE.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY. READ IT CAREFULLY BEFORE YOU INVEST.

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Table of CONTENTS
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
INVESTMENT OVERVIEW & MANAGERS' COMMENTARY                           1

FINANCIAL INFORMATION

   Distributions to Shareholders                                    12

   Independent Auditors' Report                                     13

   Portfolio of Investments                                         14

   Notes to Portfolio of Investments                                31

   Financial Statements                                             32

   Notes to Financial Statements                                    35

DIRECTORS' INFORMATION                                              48

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

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                                                                               1

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA CORNERSTONE STRATEGY FUND

OBJECTIVE
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                 Achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving purchasing power of shareholders' capital.

TYPES OF INVESTMENTS
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                 Invests principally in U.S. stocks, international stocks,
                 U.S. government securities, real estate securities, and precious metals and minerals securities.

---------------------------------------------------------------------------------
                                       5/31/02                   5/31/01
---------------------------------------------------------------------------------
Net Assets                         $1,197.1 Million           $1,016.1 Million
Net Asset Value Per Share               $23.57                    $25.26

--------------------------------------------------------------------------------
                     Average Annual Total Returns as of 5/31/02
--------------------------------------------------------------------------------
1 YEAR                            5 YEARS                            10 YEARS
-2.96%                             3.67%                               8.41%

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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2

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                        OVERVIEW

                                        [CHART]

                            CUMULATIVE PERFORMANCE COMPARISON

           USAA CORNERSTONE          S&P 500          LIPPER GLOBAL FLEXIBLE    LIPPER GLOBAL FLEXIBLE
            STRATEGY FUND             INDEX          PORTFOLIO FUNDS AVERAGE          FUNDS INDEX
May-92        10,000.00             10,000.00               10,000.00                  10,000.00
Jun-92         9,938.46              9,851.28                9,900.98                   9,912.77
Jul-92        10,138.46             10,253.41               10,027.51                  10,001.75
Aug-92        10,138.46             10,043.94               10,003.20                   9,982.55
Sep-92        10,225.64             10,162.01               10,006.73                   9,952.02
Oct-92        10,097.44             10,196.89                9,962.31                   9,890.09
Nov-92        10,154.11             10,543.14               10,053.36                   9,929.34
Dec-92        10,427.83             10,672.49               10,203.73                  10,060.19
Jan-93        10,581.42             10,761.63               10,346.57                  10,186.67
Feb-93        10,888.59             10,908.25               10,550.32                  10,365.49
Mar-93        11,476.44             11,138.25               10,899.83                  10,643.76
Apr-93        11,672.39             10,869.04               11,047.10                  10,815.60
May-93        11,820.68             11,159.07               11,273.75                  11,027.57
Jun-93        11,873.64             11,191.64               11,307.36                  11,042.40
Jul-93        12,143.74             11,146.58               11,498.87                  11,230.81
Aug-93        12,456.20             11,568.58               11,915.69                  11,618.11
Sep-93        12,408.54             11,479.86               11,936.37                  11,571.88
Oct-93        12,715.71             11,717.17               12,281.81                  11,923.42
Nov-93        12,338.75             11,605.49               12,092.42                  11,755.06
Dec-93        12,902.27             11,745.80               12,692.17                  12,375.26
Jan-94        13,281.75             12,144.75               13,104.48                  12,749.48
Feb-94        13,127.76             11,815.29               12,838.76                  12,496.51
Mar-94        12,588.79             11,301.16               12,389.37                  11,984.47
Apr-94        12,687.78             11,445.95               12,443.87                  12,040.30
May-94        12,781.28             11,633.05               12,491.92                  12,084.79
Jun-94        12,588.79             11,348.38               12,271.20                  11,841.42
Jul-94        12,799.97             11,720.76               12,548.17                  12,070.83
Aug-94        13,138.34             12,200.20               12,820.75                  12,327.29
Sep-94        13,039.16             11,902.10               12,615.90                  12,174.64
Oct-94        12,945.82             12,169.11               12,663.34                  12,156.32
Nov-94        12,464.46             11,726.48               12,315.23                  11,812.63
Dec-94        12,767.16             11,900.09               12,311.64                  11,823.10
Jan-95        12,394.49             12,208.48               12,223.84                  11,666.09
Feb-95        12,580.82             12,683.80               12,425.93                  11,836.19
Mar-95        12,863.34             13,057.48               12,656.69                  12,106.60
Apr-95        13,115.79             13,441.68               12,992.55                  12,382.24
May-95        13,602.68             13,978.11               13,377.28                  12,689.29
Jun-95        13,752.95             14,302.22               13,509.57                  12,811.41
Jul-95        14,078.46             14,776.30               13,864.22                  13,154.22
Aug-95        14,158.27             14,813.18               13,837.61                  13,144.63
Sep-95        14,459.12             15,437.98               14,094.82                  13,374.92
Oct-95        14,195.11             15,382.82               13,965.46                  13,263.26
Nov-95        14,576.35             16,057.33               14,268.98                  13,550.25
Dec-95        15,116.24             16,366.64               14,659.37                  13,856.42
Jan-96        15,556.58             16,923.04               14,982.33                  14,194.87
Feb-96        15,638.36             17,080.47               14,987.93                  14,191.38
Mar-96        15,783.04             17,244.92               15,099.22                  14,303.45
Apr-96        15,871.11             17,498.94               15,403.66                  14,613.99
May-96        16,022.08             17,949.46               15,522.25                  14,706.72
Jun-96        16,116.44             18,017.89               15,547.66                  14,767.64
Jul-96        15,721.41             17,222.30               15,197.78                  14,407.41
Aug-96        16,073.83             17,586.12               15,486.98                  14,619.96
Sep-96        16,524.13             18,575.03               15,854.41                  15,030.26
Oct-96        16,765.59             19,087.14               16,051.26                  15,215.53
Nov-96        17,494.71             20,528.63               16,709.99                  15,863.24
Dec-96        17,817.92             20,121.97               16,799.00                  15,885.73
Jan-97        18,085.96             21,378.42               17,099.14                  16,179.83
Feb-97        18,173.07             21,546.26               17,233.90                  16,273.24
Mar-97        17,891.63             20,662.61               16,995.80                  16,007.25
Apr-97        17,998.85             21,895.05               17,112.70                  16,163.78
May-97        18,735.96             23,233.66               17,810.38                  16,843.40
Jun-97        19,412.76             24,266.54               18,404.79                  17,315.27
Jul-97        20,322.11             26,196.90               19,183.23                  18,027.37
Aug-97        19,716.20             24,730.41               18,571.03                  17,510.07
Sep-97        20,844.44             26,084.04               19,570.11                  18,256.16
Oct-97        20,308.18             25,213.88               18,837.68                  17,608.82
Nov-97        20,391.75             26,380.13               18,921.92                  17,663.63
Dec-97        20,605.03             26,832.85               19,040.39                  17,815.15
Jan-98        20,597.69             27,129.34               19,286.09                  17,858.63
Feb-98        21,317.32             29,084.89               20,052.06                  18,663.82
Mar-98        21,992.89             30,573.09               20,718.78                  19,290.10
Apr-98        22,073.67             30,886.17               20,919.12                  19,460.25
May-98        21,948.83             30,356.01               20,728.36                  19,293.59
Jun-98        21,824.00             31,588.15               20,626.68                  19,278.47
Jul-98        21,322.66             31,254.30               20,358.78                  19,089.97
Aug-98        19,111.87             26,738.80               18,073.86                  16,977.72
Sep-98        19,485.42             28,453.18               18,403.64                  17,249.48
Oct-98        20,148.65             30,764.02               19,386.66                  18,150.18
Nov-98        20,728.03             32,627.80               20,206.96                  18,962.87
Dec-98        21,019.02             34,506.74               20,509.57                  19,416.91
Jan-99        20,995.07             35,949.16               20,636.93                  19,647.47
Feb-99        20,428.28             34,832.06               20,175.11                  19,169.64
Mar-99        20,619.87             36,225.28               20,888.41                  19,793.84
Apr-99        21,945.04             37,628.09               22,265.34                  20,857.21
May-99        21,785.38             36,740.52               21,906.54                  20,524.95
Jun-99        22,152.59             38,773.96               22,854.03                  21,285.78
Jul-99        21,919.79             37,568.53               22,932.86                  21,271.13
Aug-99        21,683.73             37,382.54               22,932.52                  21,196.32
Sep-99        21,388.66             36,359.00               22,824.66                  21,080.48
Oct-99        21,658.44             38,658.84               23,150.17                  21,507.89
Nov-99        21,852.35             39,444.65               24,023.19                  22,263.01
Dec-99        22,728.37             41,764.63               25,790.88                  23,760.04
Jan-00        22,080.98             39,666.52               25,408.71                  23,274.54
Feb-00        21,888.52             38,916.43               26,820.92                  24,569.44
Mar-00        23,235.77             42,721.12               27,035.23                  24,450.08
Apr-00        23,034.56             41,436.28               26,220.43                  23,631.73
May-00        22,982.07             40,586.83               25,824.41                  23,260.57
Jun-00        23,454.48             41,586.42               26,766.83                  24,094.36
Jul-00        23,266.25             40,936.84               26,083.75                  23,796.83
Aug-00        23,754.92             43,478.16               27,032.41                  24,608.44
Sep-00        23,121.46             41,183.39               26,178.12                  23,882.43
Oct-00        22,913.32             41,008.42               25,691.68                  23,419.59
Nov-00        22,497.04             37,777.96               24,980.45                  22,514.70
Dec-00        23,352.51             37,963.29               25,946.01                  23,426.12
Jan-01        23,764.13             39,309.38               26,613.18                  23,728.96
Feb-01        22,876.87             35,727.39               25,343.01                  22,532.34
Mar-01        22,108.51             33,465.31               24,191.02                  21,420.87
Apr-01        23,197.01             36,063.84               25,381.22                  22,513.12
May-01        23,114.69             36,305.78               25,304.73                  22,340.90
Jun-01        22,757.95             35,422.46               24,981.28                  22,014.40
Jul-01        22,812.84             35,073.62               24,690.25                  21,702.73
Aug-01        22,282.31             32,880.16               24,206.69                  21,166.77
Sep-01        20,736.45             30,225.22               22,084.79                  19,771.23
Oct-01        20,937.68             30,801.91               22,765.79                  20,238.43
Nov-01        21,943.86             33,164.04               23,856.81                  20,969.62
Dec-01        22,250.49             33,454.74               24,285.16                  20,995.44
Jan-02        21,888.85             32,966.79               23,827.43                  20,859.63
Feb-02        22,012.57             32,330.88               23,744.32                  20,688.50
Mar-02        22,754.89             33,546.96               24,723.30                  21,263.20
Apr-02        22,450.35             31,513.98               24,401.40                  20,976.71
May-02        22,431.32             31,282.63               24,457.03                  21,223.44

                 DATA FROM 5/31/92 THROUGH 5/31/02.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS.

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                 The graph illustrates the comparison of a $10,000
                 hypothetical investment in the USAA Cornerstone Strategy Fund to the following benchmarks:

                      o The S&P 500 Index, an unmanaged index representing the
                        weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                      o The Lipper Global Flexible Portfolio Funds Average, an
                        average performance level of all global flexible portfolio funds, reported by Lipper, Inc., an independent organization that monitors the performance of mutual funds.

                      o The Lipper Global Flexible Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Global Flexible Portfolio Funds category.

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4

M A N A G E R S '
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

                                       From left to right: Mark W. Johnson, CFA,
                                       (Precious Metals and Minerals Securites
                                       and Real Estate Securities);

                                       Kevin P. Moore (International Stocks);

[PHOTO]                                Margaret "Didi" Weinblatt, Ph.D.,
                                       CFA (U.S. Government Securities);

                                       Albert C. Sebastian, CFA (International
                                       Stocks); and

                                       R. David Ullom, CFA (Allocation Manager
                                       and U.S. Stocks).
--------------------------------------------------------------------------------

DAVID, HOW DID THE FUND PERFORM?

                 DAVID ULLOM: The USAA Cornerstone Strategy Fund had a total return of -2.96% for the year ended May 31, 2002, once again outperforming the Lipper Global Flexible Portfolio Funds average, which had a total return of -4.74%. In a very difficult period in global markets, highlighted by a -13.8% return for the S&P 500 Index, the Fund's diversification across a variety of U.S. and international asset classes served shareholders well.

DID YOU MAKE ANY MAJOR MOVES IN TERMS OF ASSET ALLOCATION DURING THE YEAR?

                 DAVID ULLOM: The Fund has allocation ranges for each of five asset classes: U.S. stocks, international stocks, U.S. government securities, real estate securities, and precious metals and minerals. Our major move was to reduce the allocation to real estate investment trusts (REITs) midway through the reporting year. REITs had done very well, so we shifted assets to the U.S. stock market, seeing better value there. Other than that, allocation adjustments were minor.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR THE LIPPER AVERAGE AND S&P 500 INDEX DEFINITIONS.

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                                                                               5

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HOW DID THE FUND'S U.S. STOCK ALLOCATION PERFORM?

                 DAVID ULLOM: Our U.S. allocation outperformed the S&P 500 Index, largely because of the stocks we owned in the industrial, financial, and energy sectors. Although energy and financials were down, they did better than the overall market, and industrials delivered positive absolute returns.

WHAT'S YOUR VIEW OF THE CURRENT MARKET ENVIRONMENT?

                 DAVID ULLOM: Post-September 11, 2001, the U.S. market rallied sharply, bouncing off oversold levels in the wake of the terrorist attacks and then moving higher in anticipation of a robust recovery. Since then, the market has had to withstand cross-currents that seem to build daily. The Enron fiasco and subsequent reports of corporate accounting irregularities are only part of the problem. Investors' frustration with corporations has been heightened by daily reports about conflicts of interest on Wall Street, lavish compensation packages for executives, and a general sense that too many people aren't playing by the rules. With all of this weighing on the market at a time when recovery is still somewhat uncertain and corporate earnings have yet to improve, investors are no longer willing to give companies the benefit of the doubt. So, the market is in a wait-and-see period until earnings improve substantially.

                 We try to find the best values on an individual company basis. We continue to like some of the industrial companies and think valuations in the energy sector are compelling, given our view that oil prices will stay in the low- to mid-$20s. We think utilities are becoming more attractive as a result of investors' overreaction to negative headlines.

6

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

EXACTLY HOW WELL DID REITS PERFORM?

                 MARK JOHNSON: The NAREIT Index, measured by the National Association of Real Estate Investment Trusts, had a total return of 19.75%. As interest rates fell and the overall stock market disappointed, investors were very drawn to REITs because of their high income and a positive view of the value of real estate.

HOW DID THE FUND'S INTERNATIONAL STOCKS PERFORM?

                 ALBERT SEBASTIAN: Our international holdings did well, delivering better returns than the Morgan Stanley Capital International Europe, Australia and Far East (MSCI-EAFE) Index. The biggest contributor to performance was excellent individual stock selection in Europe, particularly within the energy and consumer staples sectors. We were also helped by under-weighting the Fund in European telecommunications stocks and by avoiding wireless telecommunications companies, which performed poorly. Another positive driver of performance was our exposure to Canada, where Canadian National Railway, the largest holding in the Fund, was the largest single contributor to performance.

                 KEVIN MOORE: Within the international allocation, our exposure to emerging markets helped overall performance. Not only did we have good stock selection, but we increased the Fund's emerging markets exposure in December, which proved to be a good move because these markets subsequently rallied. In

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS IS THE NATIONAL TRADE ASSOCIATION FOR REAL ESTATE COMPANIES. MEMBERS ARE REAL ESTATE INVESTMENT TRUSTS (REITS) AND OTHER BUSINESSES THAT OWN, OPERATE, AND FINANCE INCOME-PRODUCING REAL ESTATE, AS WELL AS THOSE FIRMS AND INDIVIDUALS WHO ADVISE, STUDY, AND SERVICE THESE BUSINESSES.

                 THE MSCI-EAFE INDEX IS AN UNMANAGED INDEX THAT REFLECTS THE MOVEMENTS OF STOCK MARKETS IN EUROPE, AUSTRALIA, AND THE FAR EAST BY REPRESENTING A BROAD SELECTION OF DOMESTICALLY LISTED COMPANIES WITHIN EACH MARKET.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-30.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 the aftermath of September 11, we positioned the Fund based on our view that emerging markets were oversold and that three fundamental factors would drive performance: 1) the considerable reduction in interest rates, particularly in the Pacific region; 2) the restructuring of the Russian oil industry; and 3) a belief that the global economy had bottomed.

WHAT'S YOUR OUTLOOK FOR NON-U.S. STOCKS?

                 KEVIN MOORE: Within emerging markets, the underlying themes that have driven recent performance are still in place.

                 ALBERT SEBASTIAN: We continue to view Europe and Canada favorably, as their economies should recover in line with the United States. We are less positive about Japan because of the high level of debt in the banking system that has not been adequately disclosed. However, we do find some attractive opportunities in Japan on a stock-by-stock basis. The key to international stock performance in the short term will be a resumption of global economic growth and an improving earnings outlook.

WHAT HAPPENED IN THE U.S. GOVERNMENT SECURITIES MARKET?

                 DIDI WEINBLATT: Prepayment risk on mortgage-backed securities rose as the Federal Reserve Board continued to aggressively cut rates in the first half of the reporting year. This helped U.S. Treasuries and agencies outperform, as is typical in a falling-rate environment. After the Fed stopped cutting rates in December, prepayment risk declined substantially and mortgages performed better for the rest of the reporting year.

                 My predecessor and I pursued a strategy of holding a combination of mortgage-backed securities for their higher yield and U.S. Treasuries and agencies for their call protection. The Fund benefited from our decision to increase exposure to mortgages when rates began to rise. Throughout the year, our

8

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 focus remained on providing steady returns in an uncertain environment. In early 2002, we added Treasury inflation-protected securities (TIPS) and shorter-term securities to protect against the potential for inflation and higher interest rates resulting from recovery in the economy. TIPS are U.S. Treasury securities that offer the investor a real, or after-inflation, rate of return. TIPS performed very well even though inflation didn't materialize.

WHAT DO YOU ANTICIPATE IN THE U.S. BOND MARKET, GOING FORWARD?

                 DIDI WEINBLATT: While short-term rates fell sharply over the course of the year, long-term rates declined only slightly. With inflation still very low, the fact that long-term rates stayed relatively high reduces the risk of owning longer-term bonds in the event that the economy grows faster than expected. However, there's little doubt that the Fed will raise interest rates. The question is when. We'll look to continue to provide interest income and liquidity with limited credit risk, because all the securities in this sector are issued or guaranteed by the U.S. government, its agencies, and instrumentalities.

DID THE FUND HAVE ANY ALLOCATION TO PRECIOUS METALS AND MINERALS?

                 DAVID ULLOM: Not directly, and we generally missed out on the surge in gold prices. However, we did have some exposure to gold and platinum stocks through our emerging markets allocation. As investors, we can't be right all the time. That's why we diversify, and that's why The USAA Cornerstone Fund has the potential to be a valuable tool for shareholders.

                 We thank you, our shareholders, for your continued confidence in us.

                 FOREIGN AND PRECIOUS METALS INVESTING ARE SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                 The graph below compares the movement of the Federal funds rate (target interest rate on overnight loans between banks), which is set by the Fed, to the yields on two-year, 10-year, and 30-year Treasuries during the period.

                                        [CHART]

                                     TREASURY YIELDS

                  FEDERAL         2-YEAR           10-YEAR          30-YEAR
                   FUNDS         TREASURY         TREASURY         TREASURY
                   RATE            YIELD            YIELD            YIELD

05/31/2001           4             4.205            5.404            5.772
06/15/2001           4             3.976            5.238            5.673
06/29/2001        3.75             4.242            5.401             5.74
07/16/2001        3.75             4.046            5.181            5.589
07/31/2001        3.75             3.789            5.037            5.504
08/15/2001        3.75             3.778            4.994            5.515
08/31/2001         3.5             3.629            4.832            5.368
09/14/2001         3.5             2.866            4.555             5.35
09/28/2001           3             2.835            4.575            5.413
10/15/2001         2.5             2.754            4.604            5.376
10/31/2001         2.5             2.432            4.267             4.88
11/15/2001           2             2.961            4.738            5.203
11/30/2001           2             2.833            4.748            5.265
12/14/2001        1.75             3.145             5.18            5.576
12/31/2001        1.75             3.026            5.051            5.466
01/15/2002        1.75             2.766            4.837            5.341
01/31/2002        1.75              3.15            5.033            5.435
02/15/2002        1.75             2.937            4.863            5.366
02/28/2002        1.75             3.045            4.869            5.415
03/15/2002        1.75             3.597            5.354            5.775
03/29/2002        1.75             3.711            5.396            5.795
04/15/2002        1.75             3.329            5.136            5.622
04/30/2002        1.75             3.232            5.091            5.595
05/15/2002        1.75             3.329            5.252            5.742
05/31/2002        1.75             3.205            5.043            5.611

10

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        HIGHLIGHTS

-------------------------------------------------------------------
                            TOP 3 HOLDINGS
                            IN EACH SECTOR
                           (% of Net Assets)
-------------------------------------------------------------------
INTERNATIONAL SECURITIES
   Canadian National Railway Co.                               0.8%
   Nordea AB                                                   0.6%
   Reckitt Benckiser plc                                       0.5%

REAL ESTATE
   Equity Office Properties Trust                              0.8%
   Equity Residential Properties Trust                         0.6%
   Simon Property Group, Inc.                                  0.5%

U.S. GOVERNMENT
   FHLM Corp. @ 3.25%, 12/15/03                                1.7%
   U.S. Treasury Note @ 3.25%, 12/31/03                        1.7%
   U.S. Treasury Inflation-Indexed Note @ 3.5% 1/15/11         1.2%

U.S. STOCKS
   Microsoft Corp.                                             1.2%
   Wal-Mart Stores, Inc.                                       1.0%
   General Electric Co.                                        0.9%
-------------------------------------------------------------------

  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-30.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

               ASSET ALLOCATION
                   5/31/02

                  [CHART]

Repurchase Agreements                           10.1%
U.S. Stocks                                     39.7%
International Securities                        22.5%
U.S. Government & Agency Issues                 18.7%
Real Estate Securities                           8.2%

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

-----------------------------------------------------------------
                         TOP 10 INDUSTRIES*
                         (% of Net Assets)
-----------------------------------------------------------------
Real Estate Investment Trusts                                7.7%

Pharmaceuticals                                              6.0%

Banks                                                        5.5%

Integrated Oil & Gas                                         3.1%

Diversified Financial Services                               3.0%

Integrated Telecommunication Services                        2.5%

Semiconductors                                               1.8%

Industrial Machinery                                         1.6%

Railroads                                                    1.5%

General Merchandise Stores                                   1.4%

-----------------------------------------------------------------
* Excludes U.S. government

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-30.

12

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA CORNERSTONE STRATEGY FUND

                 The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 2002. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 2003.


                 Ordinary Income                                   $.5730
                 Long-term capital gains                            .3512
                                                                   ------
                 Total                                             $.9242
                                                                   ======


                 32.73% of ordinary income distributions qualifies for deduction by corporations.

                 Total equalization debit utilized this year was $384,000.

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]
 KPMG
THE SHAREHOLDERS AND BOARD OF TRUSTEES

                 USAA CORNERSTONE STRATEGY FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Cornerstone Strategy Fund, a series of the USAA Investment Trust, as of May 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 13 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Cornerstone Strategy Fund as of May 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                   /s/ KPMG LLP


                 San Antonio, Texas
                 July 5, 2002

14

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

                                                                                           MARKET
    NUMBER                                                                                  VALUE
 OF SHARES    SECURITY                                                                      (000)
-------------------------------------------------------------------------------------------------

              INTERNATIONAL SECURITIES (22.5%)

              INTERNATIONAL COMMON STOCKS (22.3%)

              AUSTRIA (0.3%)
    34,607    Boehler Uddeholm AG                                                        $   1,606
    12,400    VA Technologie AG                                                                388
    36,315    Vienna Airport (Flughafen Wien AG)                                             1,201
                                                                                         ---------
                                                                                             3,195
                                                                                         ---------
              BRAZIL (0.0%)(a)
    12,000    Companhia de Concessoes Rodoviarias *                                             76
                                                                                         ---------

              CANADA (2.5%)
    28,200    BCE, Inc.                                                                        523
    54,600    Bank of Montreal                                                               1,352
   106,000    Canadian Imperial Bank of Commerce                                             3,548
   191,100    Canadian National Railway Co.                                                  9,488
    10,000    Canadian Pacific Railway Ltd.                                                    228
    27,900    Celestica, Inc. *                                                                824
    66,400    Manulife Financial Corp.                                                       1,977
   109,300    Nexen, Inc.                                                                    2,798
   100,800    Sun Life Financial Services                                                    2,330
   281,300    Suncor Energy, Inc.                                                            4,900
    18,900    Talisman Energy, Inc.                                                            840
    48,400    Toronto-Dominion Bank                                                          1,228
                                                                                         ---------
                                                                                            30,036
                                                                                         ---------
              DENMARK (0.2%)
    72,700    TDC A/S                                                                        1,900
                                                                                         ---------

              FINLAND (0.8%)
   140,794    Metso OYJ                                                                      1,973
   353,800    Nokia Corp. ADR                                                                4,911
    94,950    Perlos Corp.                                                                     629
   266,000    Sampo Leonia Insurance Co. "A"                                                 2,112
                                                                                         ---------
                                                                                             9,625
                                                                                         ---------
              FRANCE (1.8%)
    14,000    Accor S.A.                                                                       570
    60,916    Aventis S.A.                                                                   4,239
    79,660    CNP Assurances                                                                 3,140
    15,800    Eramet Group                                                                     568
    76,000    Gemplus International S.A. *                                                     106

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

    61,800    Renault S.A.                                                               $   3,048
    28,600    Rhodia S.A. *                                                                    267
    36,433    Technip-Coflexip S.A. *                                                        4,407
    74,181    Total Fina S.A. ADR                                                            5,761
                                                                                         ---------
                                                                                            22,106
                                                                                         ---------
              GERMANY (1.1%)
    48,100    Bayerische HypoVereinsbank AG                                                  1,668
    46,100    Continental AG                                                                   841
    87,640    E. On AG                                                                       4,566
     8,400    Epcos AG *                                                                       327
    73,300    Infineon Technologies AG *                                                     1,278
    65,500    Merck KGaA                                                                     1,853
    22,710    SAP AG                                                                         2,371
    21,000    SAP AG ADR                                                                       542
                                                                                         ---------
                                                                                            13,446
                                                                                         ---------
              HONG KONG (0.1%)
    73,000    CITIC Pacific Ltd.                                                               165
    89,600    China Mobile Ltd. *                                                              283
   282,200    Giordano International Ltd.                                                      167
    77,700    Global Bio-chem Technology Group Co. Ltd.                                         29
     7,500    Hutchison Whampoa Ltd.                                                            63
    14,100    Swire Pacific Ltd. "A"                                                            78
                                                                                         ---------
                                                                                               785
                                                                                         ---------
              HUNGARY (0.0%)(A)
     7,100    MOL Magyar Olaj - es Gazipari Rt.                                                139
    14,900    OTP Bank Rt.                                                                     129
                                                                                         ---------
                                                                                               268
                                                                                         ---------
              INDIA (0.0%)(A)
    12,200    HDFC Bank Ltd. ADR                                                               182
                                                                                         ---------

              ISRAEL (0.0%)(A)
     4,110    Teva Pharmaceutical Industries Ltd. ADR                                          275
                                                                                         ---------

              ITALY (1.1%)
    46,000    ENI S.p.A.                                                                       700
    70,100    ENI S.p.A. ADR                                                                 5,342
   361,550    Italgas S.p.A.                                                                 3,644
   111,700    Snam Rete Gas S.p.A.                                                             320
   639,900    Telecom Italia S.p.A. Savings                                                  3,413
                                                                                         ---------
                                                                                            13,419
                                                                                         ---------

16

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              JAPAN (2.7%)
    54,000    Daibiru Corp.                                                              $     331
    90,000    Fujitsu Ltd.                                                                     660
    54,000    Ito-Yokado Co. Ltd.                                                            2,871
    22,500    Meitec Corp.                                                                     752
   158,000    Mitsui Fudosan Co. Ltd.                                                        1,470
    16,700    Murata Manufacturing Co. Ltd.                                                  1,158
       717    NTT Docomo, Inc.                                                               1,941
   173,000    Nikko Cordial Corp.                                                            1,040
       747    Nippon Telegraph & Telephone Corp. (NTT)                                       3,412
    48,000    Paris Miki, Inc.                                                               1,031
    50,350    Sanix, Inc.                                                                    1,432
    43,600    Shin-Etsu Chemical Co. Ltd.                                                    1,756
    45,100    Sony Corp.                                                                     2,616
   249,000    Sumitomo Corp.                                                                 1,647
    92,500    Sumitomo Electric Industries Ltd.                                                731
    74,000    Suzuki Motor Corp                                                                929
   116,000    Takeda Chemical Industries Ltd.                                                5,224
       678    West Japan Railway Co.                                                         3,048
                                                                                         ---------
                                                                                            32,049
                                                                                         ---------
              KOREA (0.3%)
     6,600    Daishin Securities Co.                                                           123
    11,600    Hana Bank                                                                        174
     3,600    Hanil Cement Co. Ltd.                                                            127
     7,600    KT Corp. ADR                                                                     180
     4,900    KT Freetel *                                                                     168
     6,390    Kookmin Bank                                                                     330
     2,400    POSCO                                                                            276
     3,000    Samsung Electro Mechanics Co. Ltd.                                               177
     4,297    Samsung Electronics Co. Ltd.                                                   1,210
    87,500    Samsung Heavy Industries Co. Ltd. *                                              311
     1,700    Samsung SDI Co. Ltd.                                                             134
     1,100    Shinsegae Co. Ltd.                                                               162
                                                                                         ---------
                                                                                             3,372
                                                                                         ---------
              MALAYSIA (0.1%)
    58,000    Genting Bhd                                                                      229
   187,000    IJM Corp. Bhd                                                                    266
   283,000    Public Bank Bhd                                                                  229
    80,000    Resorts World Bhd                                                                217
                                                                                         ---------
                                                                                               941
                                                                                         ---------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              MEXICO (0.2%)
    24,800    America Movil S.A. de C.V. ADR "L"                                         $     434
     3,900    Cemex S.A. de C.V. ADR                                                           117
    10,600    Fomento Economico Mexicano S.A. de C.V. ADR                                      448
   280,100    Grupo Financiero BBVA Bancomer S.A. de C.V. "O" *                                242
   152,900    Grupo Financiero Banorte S.A. de C.V. "O"                                        391
    53,300    Grupo Modelo S.A. de C.V. "C"                                                    133
     1,800    Grupo Televisa S.A. de C.V. ADR *                                                 76
    12,700    Telefonos de Mexico S.A. de C.V. ADR "L"                                         442
                                                                                         ---------
                                                                                             2,283
                                                                                         ---------
              NETHERLANDS (2.3%)
   121,200    Akzo Nobel N.V.                                                                5,462
    80,600    Fortis NL N.V.                                                                 1,822
    41,700    Gucci Group N.V.                                                               4,130
   188,260    ING Group N.V.                                                                 4,978
    19,100    Koninklijke Ahold N.V.                                                           410
   115,507    Koninklijke KPN N.V. *                                                           507
   194,322    Koninklijke Philips Electronics N.V.                                           5,946
    43,300    Oce-van der Grinten N.V.                                                         518
    46,700    VNU N.V.                                                                       1,448
   153,300    Versatel Telecom International N.V. *                                             50
   100,300    Vopak Kon N.V. *                                                               1,883
                                                                                         ---------
                                                                                            27,154
                                                                                         ---------
              NORWAY (0.4%)
   303,000    DNB Holdings ASA                                                               1,571
   184,350    Statoil ASA                                                                    1,590
   338,200    Storebrand ASA *                                                               2,198
                                                                                         ---------
                                                                                             5,359
                                                                                         ---------
              PORTUGAL (0.6%)
   655,986    Banco Comercial Portugues S.A.                                                 2,237
   451,500    Brisa-Auto Estrada de Portugal S.A.                                            2,454
   244,986    Portugal Telecom S.A. ADR                                                      1,776
   179,184    Vodafone Telecel-Comunicacoes Pessoais S.A. *                                  1,165
                                                                                         ---------
                                                                                             7,632
                                                                                         ---------
              RUSSIA (0.1%)
     3,400    LUKoil Holdings ADR                                                              237
     2,900    Mobile TeleSystems ADR                                                            93
     3,900    Norilsk Nickel                                                                    91
     7,700    OAO Gazprom ADR                                                                  133
    83,550    Sibneft                                                                          154

18

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

    12,820    Surgutneftegaz ADR                                                         $     274
   814,200    Unified Energy Systems *                                                         110
    28,520    YUKOS Oil Co.                                                                    294
                                                                                         ---------
                                                                                             1,386
                                                                                         ---------
              SINGAPORE (0.0%)(A)
    76,000    City Developments Ltd.                                                           251
    17,000    United Overseas Bank Ltd.                                                        140
                                                                                         ---------
                                                                                               391
                                                                                         ---------
              SOUTH AFRICA (0.1%)
    34,300    Anglo American plc                                                               630
     2,300    Gold Fields Ltd. ADR                                                              32
     1,300    Harmony Gold Mining Co. Ltd.                                                      21
     4,800    Impala Platinum Holdings Ltd.                                                    314
    25,800    SASOL Ltd.                                                                       287
    11,700    Sappi Ltd.                                                                       170
     9,700    South African Breweries plc                                                       82
    40,100    Standard Bank Investment Corp. Ltd.                                              139
                                                                                         ---------
                                                                                             1,675
                                                                                         ---------
              SPAIN (0.9%)
   183,859    Altadis S.A.                                                                   3,953
   265,386    Banco Bilbao Vizcaya Argentaria, S.A.                                          3,200
   111,400    Repsol YPF S.A.                                                                1,309
    64,532    Telefonica de Espana S.A. ADR *                                                2,026
                                                                                         ---------
                                                                                            10,488
                                                                                         ---------
              SWEDEN (1.6%)
   200,120    Autoliv, Inc. GDR                                                              4,672
 1,327,210    Nordea AB                                                                      7,627
   100,980    Skandinaviska Enskilda Banken "A"                                              1,005
   678,594    Swedish Match AB                                                               5,396
                                                                                         ---------
                                                                                            18,700
                                                                                         ---------
              SWITZERLAND (0.9%)
    97,600    Novartis AG                                                                    4,186
     4,877    Sulzer AG *                                                                    1,104
    83,052    Syngenta AG                                                                    5,240
                                                                                         ---------
                                                                                            10,530
                                                                                         ---------
              TAIWAN (0.3%)
    43,000    Accton Technology Corp. *                                                         87
   212,000    Advanced Semiconductor Engineering, Inc. *                                       173
    58,700    Asustek Computer, Inc.                                                           195

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

    81,000    Benq Corp.                                                                 $     173
   215,000    Chinatrust Financial Holding Co. Ltd. *                                          199
   125,000    Compal Electronics, Inc. *                                                       152
    66,000    Compeq Manufacturing Co. Ltd. *                                                   97
   139,000    Delta Electronics, Inc.                                                          246
   159,000    Formosa Chemicals & Fibre Corp. *                                                155
    36,000    Hon Hai Precision Industry Co. Ltd.                                              164
   161,000    Nan Ya Plastic Corp.                                                             154
   438,552    SinoPac Holdings Co. *                                                           205
   150,264    Taiwan Semiconductor Manufacturing Co. *                                         378
   136,000    Unimicron Technology Corp.                                                       147
   437,000    United Microelectronics Corp. *                                                  582
   216,000    Winbond Electronic                                                               121
                                                                                         ---------
                                                                                             3,228
                                                                                         ---------
              TURKEY (0.0%)(A)
10,624,000    Arcelik A.S.                                                                      64
17,802,143    Trakya Cam Sanayii A.S.                                                           47
 8,800,000    Turkiye Is Bankasi "C"                                                            38
                                                                                         ---------
                                                                                               149
                                                                                         ---------
              UNITED KINGDOM (3.9%)
    64,500    AstraZeneca Group plc                                                          2,836
   723,800    BHP Billiton plc                                                               4,128
    42,700    BOC Group plc                                                                    666
   271,200    CGNU plc                                                                       2,534
   193,800    Cable & Wireless plc                                                             595
   495,800    Cadbury Schweppes plc                                                          3,626
   186,292    Celltech Group plc *                                                           1,876
 1,222,600    Cookson Group plc                                                              1,511
   851,500    Corporate Services Group plc                                                     479
    49,800    GlaxoSmithkline plc ADR                                                        2,029
   310,800    HBOS plc                                                                       3,759
   726,600    Old Mutual plc                                                                 1,148
   354,000    Reckitt Benckiser plc                                                          6,275
   310,726    Reuters Group plc                                                              2,120
   187,796    Royal Bank of Scotland Group plc *                                             5,466
   178,000    Safeway plc                                                                      793
   647,700    Tomkins plc                                                                    2,477
    33,000    Vodafone Group plc ADR                                                           493
   343,538    WPP Group plc                                                                  3,577
                                                                                         ---------
                                                                                            46,388
                                                                                         ---------
              Total international common stocks (cost: $218,483)                           267,038
                                                                                         ---------

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              INTERNATIONAL PREFERRED STOCKS (0.2%)

              BRAZIL (0.2%)
     7,400    Aracruz Celulose S.A. ADR                                                  $     163
     4,300    Brasil Telecom Participacoes S.A. ADR                                            147
     9,000    Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR                     188
    21,300    Companhia Paranaense de Energia-Copel ADR                                        120
     9,000    Companhia Vale do Rio Doce A                                                     266
     7,600    Companhia de Bebidas das Americas ADR                                            144
     5,295    Embraer Empresa Brasileira de Aeronautica S.A. ADR                               125
    14,730    Petroleo Brasileiro S.A.                                                         319
 8,715,000    Telemar Norte Leste S.A. "A"                                                     187
    48,400    Usiminas Siderurgicas de Minas Gerais S.A. "A"                                   147
                                                                                         ---------
              Total international preferred stocks (cost: $1,451)                            1,806
                                                                                         ---------
              Total international securities (cost: $219,934)                              268,844
                                                                                         ---------

              REAL ESTATE SECURITIES (8.2%)

              HOTELS, RESORTS & CRUISE LINES (0.5%)
   170,000    Starwood Hotels & Resorts Worldwide, Inc.                                      6,016
                                                                                         ---------

              REAL ESTATE INVESTMENT TRUSTS (7.7%)
   210,000    Archstone-Smith Trust                                                          5,672
   140,000    Arden Realty Group, Inc.                                                       3,780
   100,000    AvalonBay Communities, Inc.                                                    4,736
   120,000    Boston Properties, Inc.                                                        4,920
    90,000    Camden Property Trust                                                          3,456
   110,000    Chelsea Property Group, Inc.                                                   3,311
   130,000    Cousins Properties, Inc.                                                       3,515
   180,000    Duke Realty Corp.                                                              4,871
   310,000    Equity Office Properties Trust                                                 9,343
   240,000    Equity Residential Properties Trust                                            6,946
    90,000    General Growth Properties, Inc.                                                4,377
   230,000    Golf Trust of America, Inc.                                                      828
   100,000    Pan Pacific Retail Properties, Inc.                                            3,168
   300,000    Philips International Realty Corp.                                               690
   210,000    Prologis Trust                                                                 5,030
   150,000    Public Storage, Inc.                                                           5,511
   130,000    Reckson Associates Realty Corp. "B"                                            3,437
   120,000    Regency Centers Corp.                                                          3,523
   190,000    Simon Property Group, Inc.                                                     6,473

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

    70,000    Sun Communities, Inc.                                                      $   2,876
   130,000    Vornado Realty Trust                                                           5,778
                                                                                         ---------
                                                                                            92,241
                                                                                         ---------
              Total real estate securities (cost: $81,085)                                  98,257
                                                                                         ---------

              U.S.STOCKS (39.7%)

              ADVERTISING (0.2%)
    15,000    Omnicom Group, Inc.                                                            1,295
    41,800    TMP Worldwide, Inc. *                                                          1,129
                                                                                         ---------
                                                                                             2,424
                                                                                         ---------
              AEROSPACE & DEFENSE (1.1%)
    14,000    Alliant Techsystems, Inc. *                                                    1,523
   100,060    Boeing Co.                                                                     4,268
    12,000    General Dynamics Corp.                                                         1,207
   188,400    Goodrich Corp.                                                                 6,294
                                                                                         ---------
                                                                                            13,292
                                                                                         ---------
              ALUMINUM (0.5%)
   184,000    Alcoa, Inc.                                                                    6,436
                                                                                         ---------

              APPAREL RETAIL (0.5%)
    58,000    Chico's FAS, Inc. *                                                            2,220
   190,000    TJX Companies, Inc.                                                            4,007
                                                                                         ---------
                                                                                             6,227
                                                                                         ---------
              AUTO PARTS & EQUIPMENT (0.4%)
    95,000    Lear Corp. *                                                                   4,391
                                                                                         ---------

              AUTOMOBILE MANUFACTURERS (0.1%)
    79,040    Ford Motor Co.                                                                 1,395
                                                                                         ---------

              BANKS (2.6%)
   118,000    Bank of America Corp.                                                          8,946
   151,000    FleetBoston Financial Corp.                                                    5,321
    50,500    Northern Trust Corp.                                                           2,617
   177,000    SouthTrust Corp.                                                               4,597
    28,000    SunTrust Banks, Inc.                                                           1,912
    29,000    TCF Financial Corp.                                                            1,487
   169,500    Washington Mutual, Inc.                                                        6,588
                                                                                         ---------
                                                                                            31,468
                                                                                         ---------

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------
              BIOTECHNOLOGY (0.4%)
    41,000    Cephalon, Inc. *                                                           $   2,197
    22,200    IDEC Pharmaceuticals Corp. *                                                     952
    39,000    Transkaryotic Therapies, Inc. *                                                1,474
                                                                                         ---------
                                                                                             4,623
                                                                                         ---------
              BREWERS (0.4%)
    93,000    Anheuser-Busch Companies, Inc.                                                 4,800
                                                                                         ---------

              BROADCASTING & CABLE TV (1.0%)
    70,000    Clear Channel Communications, Inc. *                                           3,726
   143,000    Comcast Corp. "A" *                                                            4,027
   350,000    Liberty Media Corp. "A" *                                                      4,217
                                                                                         ---------
                                                                                            11,970
                                                                                         ---------

              COMPUTER & ELECTRONIC RETAIL (0.2%)
    46,500    Best Buy Co., Inc. *                                                           2,148
                                                                                         ---------

              COMPUTER HARDWARE (1.3%)
   264,000    Dell Computer Corp. *                                                          7,088
   194,000    Hewlett-Packard Co.                                                            3,704
    64,000    IBM Corp.                                                                      5,149
                                                                                         ---------
                                                                                            15,941
                                                                                         ---------

              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.6%)
    35,000    Cummins, Inc.                                                                  1,288
   128,000    Deere & Co.                                                                    6,016
                                                                                         ---------
                                                                                             7,304
                                                                                         ---------

              CONSTRUCTION MATERIALS (0.1%)
    35,000    Vulcan Materials Co.                                                           1,674
                                                                                         ---------

              DATA PROCESSING SERVICES (0.6%)
    25,000    Automatic Data Processing, Inc.                                                1,298
    75,000    First Data Corp.                                                               5,940
                                                                                         ---------
                                                                                             7,238
                                                                                         ---------

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              DIVERSIFIED FINANCIAL SERVICES (1.9%)
    63,400    American Capital Strategies Ltd.                                           $   1,899
    96,000    Charles Schwab Corp.                                                           1,161
   183,543    Citigroup, Inc.                                                                7,925
   146,000    J. P. Morgan Chase & Co.                                                       5,249
   146,000    Morgan Stanley Dean Witter & Co.                                               6,637
                                                                                         ---------
                                                                                            22,871
                                                                                         ---------
              DRUG RETAIL (0.1%)
    31,000    Walgreen Co.                                                                   1,186
                                                                                         ---------

              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
    87,000    Jabil Circuit, Inc. *                                                          1,997
    29,400    Roper Industries, Inc.                                                         1,147
   163,900    Sanmina-SCI Corp. *                                                            1,885
   116,692    Solectron Corp. *                                                                943
                                                                                         ---------
                                                                                             5,972
                                                                                         ---------
              ENVIRONMENTAL SERVICES (0.4%)
    32,300    Stericycle, Inc. *                                                             2,221
    65,000    Waste Connections, Inc. *                                                      2,207
                                                                                         ---------
                                                                                             4,428
                                                                                         ---------
              GAS UTILITIES (0.4%)
   185,000    El Paso Corp.                                                                  4,745
                                                                                         ---------

              GENERAL MERCHANDISE STORES (1.1%)
    45,100    BJ's Wholesale Club, Inc. *                                                    1,951
   212,000    Wal-Mart Stores, Inc.                                                         11,469
                                                                                         ---------
                                                                                            13,420
                                                                                         ---------
              HEALTH CARE DISTRIBUTORS & SERVICES (0.3%)
    41,200    AMN Healthcare Services, Inc. *                                                1,441
    36,000    Express Scripts, Inc. "A" *                                                    1,902
                                                                                         ---------
                                                                                             3,343
                                                                                         ---------
              HEALTH CARE EQUIPMENT (0.5%)
    19,000    Baxter International, Inc.                                                     1,020
   478,000    Cygnus, Inc. *                                                                 1,171
    19,000    Medtronic, Inc.                                                                  877
    55,200    Varian Medical Systems, Inc. *                                                 2,589
                                                                                         ---------
                                                                                             5,657
                                                                                         ---------
              HEALTH CARE SUPPLIES (0.1%)
    40,000    Alcon, Inc. *                                                                  1,547
                                                                                         ---------

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              HOME IMPROVEMENT RETAIL (0.2%)
    45,000    Home Depot, Inc.                                                           $   1,876
                                                                                         ---------

              HOUSEHOLD PRODUCTS (0.9%)
    28,000    Colgate-Palmolive Co.                                                          1,518
   110,000    Kimberly-Clark Corp.                                                           7,141
    20,000    Procter & Gamble Co.                                                           1,791
                                                                                         ---------
                                                                                            10,450
                                                                                         ---------
              INDUSTRIAL CONGLOMERATES (0.9%)
   343,000    General Electric Co.                                                          10,681
                                                                                         ---------

              INDUSTRIAL MACHINERY (1.3%)
    44,200    Donaldson Company, Inc.                                                        1,747
    86,500    Eaton Corp.                                                                    6,991
    56,000    Parker-Hannifin Corp.                                                          2,744
    27,000    SPX Corp. *                                                                    3,712
                                                                                         ---------
                                                                                            15,194
                                                                                         ---------
              INFORMATION TECHNOLOGY CONSULTING & SERVICES (0.3%)
    12,000    Affiliated Computer Services, Inc. "A" *                                         668
   100,000    SunGard Data Systems, Inc. *                                                   2,812
                                                                                         ---------
                                                                                             3,480
                                                                                         ---------
              INSURANCE BROKERS (0.2%)
    26,000    Marsh & McLennan Companies, Inc.                                               2,623
                                                                                         ---------

              INTEGRATED OIL & GAS (1.3%)
    62,930    ChevronTexaco Corp.                                                            5,491
   170,000    Conoco, Inc.                                                                   4,569
   195,000    Occidental Petroleum Corp.                                                     5,823
                                                                                         ---------
                                                                                            15,883
                                                                                         ---------
              INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
   174,000    Qwest Communications International, Inc.                                         898
   125,000    SBC Communications, Inc.                                                       4,286
   207,000    Sprint Corp. - FON Group                                                       3,405
   151,400    Verizon Communications, Inc.                                                   6,510
                                                                                         ---------
                                                                                            15,099
                                                                                         ---------
              LEISURE PRODUCTS (0.3%)
   119,000    Brunswick Corp.                                                                3,165
                                                                                         ---------

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              LIFE & HEALTH INSURANCE (0.4%)
   101,000    MetLife, Inc.                                                              $   3,356
    33,300    Prudential Financial, Inc. *                                                   1,149
    20,000    UnumProvident Corp.                                                              506
                                                                                         ---------
                                                                                             5,011
                                                                                         ---------
              MANAGED HEALTH CARE (0.9%)
    45,000    Anthem, Inc. *                                                                 3,190
    72,000    CIGNA Corp.                                                                    7,636
                                                                                         ---------
                                                                                            10,826
                                                                                         ---------
              MOVIES & ENTERTAINMENT (0.7%)
   195,000    AOL Time Warner, Inc. *                                                        3,646
   193,000    Walt Disney Co.                                                                4,422
                                                                                         ---------
                                                                                             8,068
                                                                                         ---------
              MULTI-LINE INSURANCE (0.8%)
   138,500    American International Group, Inc.                                             9,275
                                                                                         ---------

              NETWORKING EQUIPMENT (0.4%)
   310,000    Cisco Systems, Inc. *                                                          4,892
                                                                                         ---------

              OFFICE SERVICES & SUPPLIES (0.7%)
   121,000    Avery Dennison Corp.                                                           7,910
                                                                                         ---------

              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    70,850    Anadarko Petroleum Corp.                                                       3,596
    29,000    Exxon Mobil Corp.                                                              1,158
                                                                                         ---------
                                                                                             4,754
                                                                                         ---------
              OIL & GAS DRILLING (0.5%)
   100,000    Helmerich & Payne, Inc.                                                        3,820
    37,900    Noble Corp. *                                                                  1,623
                                                                                         ---------
                                                                                             5,443
                                                                                         ---------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    19,000    Baker Hughes, Inc.                                                               696
                                                                                         ---------

              PACKAGED FOODS & MEAT (0.7%)
   130,000    Kraft Foods, Inc. "A"                                                          5,591
    71,000    Sara Lee Corp.                                                                 1,497
    22,000    Wrigley, Wm. Jr. Co.                                                           1,261
                                                                                         ---------
                                                                                             8,349
                                                                                         ---------

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              PAPER PACKAGING (0.6%)
    65,000    Sealed Air Corp. *                                                         $   2,909
   230,000    Smurfit-Stone Container Corp. *                                                3,749
                                                                                         ---------
                                                                                             6,658
                                                                                         ---------
              PERSONAL PRODUCTS (0.2%)
    70,000    Gillette Co.                                                                   2,490
                                                                                         ---------

              PHARMACEUTICALS (4.1%)
   116,000    Abbott Laboratories                                                            5,510
    24,000    Allergan, Inc.                                                                 1,514
   230,000    Bristol-Myers Squibb Co.                                                       7,158
    22,000    Eli Lilly & Co.                                                                1,423
   104,000    Johnson & Johnson, Inc.                                                        6,381
   148,000    Merck & Co., Inc.                                                              8,451
    88,000    Pfizer, Inc.                                                                   3,045
   156,500    Pharmacia Corp.                                                                6,759
   166,000    Wyeth                                                                          9,213
                                                                                         ---------
                                                                                            49,454
                                                                                         ---------
              PROPERTY & CASUALTY INSURANCE (1.4%)
   156,000    Allstate Corp.                                                                 6,003
        50    Berkshire Hathaway, Inc. "A" *                                                 3,730
       220    Berkshire Hathaway, Inc. "B" *                                                   544
    73,000    PMI Group, Inc.                                                                6,249
    45,200    Travelers Property Casualty Corp. *                                              793
                                                                                         ---------
                                                                                            17,319
                                                                                         ---------
              RAILROADS (0.4%)
   230,000    Norfolk Southern Corp.                                                         4,869
                                                                                         ---------

              REINSURANCE (0.0%)(A)
     9,200    Everest RE Group Ltd.                                                            576
                                                                                         ---------

              RESTAURANTS (0.4%)
    56,400    P.F. Chang's China Bistro, Inc. *                                              1,851
    75,000    Wendy's International, Inc.                                                    2,848
                                                                                         ---------
                                                                                             4,699
                                                                                         ---------
              SEMICONDUCTOR EQUIPMENT (0.5%)
   168,000    Applied Materials, Inc. *                                                      3,726
    44,800    Brooks-PRI Automation, Inc. *                                                  1,352
    44,800    Rudolph Technologies, Inc. *                                                   1,040
                                                                                         ---------
                                                                                             6,118
                                                                                         ---------

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                  (continued)

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MAY 31, 2002

                                                                                            MARKET
    NUMBER                                                                                   VALUE
 OF SHARES    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              SEMICONDUCTORS (1.6%)
    59,000    Analog Devices, Inc. *                                                     $   2,161
    93,500    Integrated Circuit Systems, Inc.                                               1,948
   347,400    Intel Corp.                                                                    9,595
    39,000    Linear Technology Corp.                                                        1,453
    41,000    Micron Technology, Inc. *                                                        967
   121,000    Texas Instruments, Inc.                                                        3,469
                                                                                         ---------
                                                                                            19,593
                                                                                         ---------
              SOFT DRINKS (0.5%)
    98,000    Coca-Cola Co.                                                                  5,445
                                                                                         ---------

              SPECIALTY STORES (0.5%)
    97,800    Copart, Inc. *                                                                 1,607
    64,700    Linens 'n Things, Inc. *                                                       1,986
    61,000    Tiffany & Co.                                                                  2,288
                                                                                         ---------
                                                                                             5,881
                                                                                         ---------
              SYSTEMS SOFTWARE (1.4%)
   284,000    Microsoft Corp. *                                                             14,459
   320,000    Oracle Corp. *                                                                 2,534
                                                                                         ---------
                                                                                            16,993
                                                                                         ---------
              TELECOMMUNICATION EQUIPMENT (0.3%)
   134,000    QUALCOMM, Inc. *                                                               4,240
                                                                                         ---------

              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
   197,000    Sprint PCS *                                                                   2,057
                                                                                         ---------
              Total U.S. stocks (cost: $446,726)                                           474,567
                                                                                         ---------

              PRECIOUS METALS AND MINERALS COMPANIES (0.0%)(A)

     4,200    Anglo American Platinum Corp. (cost:$156)                                        204
                                                                                         ---------

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MAY 31, 2002

 PRINCIPAL                                                                                  MARKET
    AMOUNT                                                                                   VALUE
     (000)    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              U.S. GOVERNMENT & AGENCY ISSUES (18.7%)

              GOVERNMENT NATIONAL MORTGAGE ASSOC. PASS-THROUGH SECURITIES (3.7%)
 $  11,477    6.00%, 9/15/2028 - 3/20/2031                                               $  11,439
    10,377    6.50%, 5/20/2014 - 8/20/2031                                                  10,647
     1,000    7.00%, 11/16/2016                                                              1,042
    10,517    7.50%, 3/15/2017 - 4/20/2031                                                  11,037
     8,058    8.00%, 6/15/2016 - 8/20/2030                                                   8,561
       860    8.50%, 9/15/2009 - 2/15/2017                                                     941
        59    9.00%, 6/15/2016 - 10/15/2016                                                     65
       831    9.50%, 6/15/2009 - 8/15/2017                                                     923
       186    10.00%, 11/15/2009 - 12/15/2009                                                  207
        15    11.50%, 3/15/2013                                                                 17
                                                                                         ---------
                                                                                            44,879
                                                                                         ---------
              FEDERAL NATIONAL MORTGAGE ASSOC. PASS-THROUGH SECURITIES (4.2%)
     1,887    6.00%, 6/25/2012                                                               1,931
     2,000    6.00%, 4/25/2016                                                               2,010
     7,578    6.00%, 12/01/2016                                                              7,712
     4,359    6.50%, 10/01/2016                                                              4,510
    12,336    6.50%, 2/01/2030                                                              12,578
     7,642    7.00%, 2/01/2030                                                               7,903
     5,569    7.00%, 8/01/2030                                                               5,758
     7,100    7.13%, 6/15/2010                                                               7,895
                                                                                         ---------
                                                                                            50,297
                                                                                         ---------
              FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES (6.3%)
    20,000    3.25%, 12/15/2003                                                             20,094
    13,400    5.25%, 1/15/2006                                                              13,859
     4,000    5.50%, 9/15/2011                                                               3,989
    10,000    5.75%, 1/15/2012                                                              10,132
     2,000    6.00%, 6/15/2015                                                               2,045
     5,123    6.00%, 12/01/2031                                                              5,084
     1,916    6.50%, 11/15/2011                                                              1,994
     1,967    6.50%, 11/15/2012                                                              2,054
     9,500    6.75%, 3/15/2031                                                              10,094
     5,600    6.88%, 9/15/2010                                                               6,135
                                                                                         ---------
                                                                                            75,480
                                                                                         ---------
              U.S. TREASURY NOTE (1.7%)
    20,000    3.25%, 12/31/2003                                                             20,121
                                                                                         ---------

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                  (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

 PRINCIPAL                                                                                  MARKET
    AMOUNT                                                                                   VALUE
     (000)    SECURITY                                                                       (000)
--------------------------------------------------------------------------------------------------

              U.S. TREASURY BOND (0.9%)
 $  10,750    5.38%, 2/15/2031                                                          $   10,387
                                                                                        ----------

              U.S TREASURY INFLATION-INDEXED NOTES (1.9%)
     8,057    3.38%, 1/15/2012                                                               8,272
    14,385    3.50%, 1/15/2011                                                              14,889
                                                                                        ----------
                                                                                            23,161
                                                                                        ----------
              Total U.S. government & agency issues (cost: $220,366)                       224,325
                                                                                        ----------

              REPURCHASE AGREEMENTS(10.1%)

    60,793    Deutsche Bank Securities, 1.76%, acquired on 5/31/02 and due
              6/03/02 at $60,802 (collateralized by $62,095 U.S.
              Treasury Bills, due 6/27/02; market value of $60,793)                         60,793
    60,000    JP Morgan Securities, Inc., 1.72%, acquired 5/31/02 and due
              6/03/02 at $60,009 (collateralized by a $61,124 U.S.
              Treasury Note,3.25%, due 5/31/04; market value of $61,200)                    60,000
                                                                                        ----------
              Total repurchase agreements (cost: $120,793)                                 120,793
                                                                                        ----------

              TOTAL INVESTMENTS (COST: $1,089,060)                                      $1,186,990
                                                                                        ==========

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USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------
          U.S. Government                                        28.8%
          Real Estate Investment Trusts                           7.7
          Pharmaceuticals                                         6.0
          Banks                                                   5.5
          Integrated Oil & Gas                                    3.1
          Diversified Financial Services                          3.0
          Integrated Telecommunication Services                   2.5
          Semiconductors                                          1.8
          Industrial Machinery                                    1.6
          Railroads                                               1.5
          General Merchandise Stores                              1.4
          Household Products                                      1.4
          Property & Casualty Insurance                           1.4
          Systems Software                                        1.4
          Computer Hardware                                       1.3
          Aerospace & Defense                                     1.1
          Industrial Conglomerates                                1.1
          Multi-Line Insurance                                    1.1
          Specialty Chemicals                                     1.1
          Broadcasting & Cable TV                                 1.0
          Life & Health Insurance                                 1.0
          Other                                                  24.4
                                                                 ----
          Total                                                  99.2%
                                                                 ====

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          to Portfolio of INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

           Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

           The percentages shown represent the percentages of the investments to net assets.

           ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

           GDR - Global Depositary Receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------
           (a) Represents less than 0.1% of net assets.

           * Non-income-producing security.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

ASSETS

  Investments in securities, at market value* (identified cost of $968,267)     $1,066,197
  Repurchase agreements                                                            120,793
  Cash                                                                                 124
  Cash denominated in foreign currencies (identified cost of $1,941)                 1,989
  Collateral for securities loaned, at market value                                 50,412
  Receivables:
     Capital shares sold                                                               772
     Dividends and interest                                                          4,917
     Securities sold                                                                 5,090
  Unrealized appreciation on foreign currency contracts held, at value                   2
                                                                                ----------
     Total assets                                                                1,250,296
                                                                                ----------

LIABILITIES

  Payable upon return of securities loaned                                          50,412
  Securities purchased                                                               1,408
  Unrealized depreciation on foreign currency contracts held, at value                   6
  Capital shares redeemed                                                              380
  USAA Investment Management Company                                                   620
  USAA Transfer Agency Company                                                         206
  Accounts payable and accrued expenses                                                133
                                                                                ----------
     Total liabilities                                                              53,165
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $1,197,131
                                                                                ==========

REPRESENTED BY:

  Paid-in capital                                                               $1,102,381
  Accumulated undistributed net investment income                                    6,086
  Accumulated net realized loss on investments                                      (9,336)
  Net unrealized appreciation of investments                                        97,930
  Net unrealized appreciation on foreign currency translations                          70
                                                                                ----------
        Net assets applicable to capital shares outstanding                     $1,197,131
                                                                                ==========
  Capital shares outstanding, unlimited number of shares authorized,
     no par value                                                                   50,800
                                                                                ==========
  Net asset value, redemption price, and offering price per share               $    23.57
                                                                                ==========
  *Including securities on loan of:                                             $   48,030
                                                                                ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEAR ENDED MAY 31, 2002

NET INVESTMENT INCOME:

Income:
   Dividends (net of foreign taxes withheld of $823)                            $ 17,318
   Interest                                                                       10,500
   Fees from securities loaned                                                        65
                                                                                --------
      Total income                                                                27,883
                                                                                --------
Expenses:
   Management fees                                                                 7,347
   Administrative and servicing fees                                               1,216
   Transfer agent's fees                                                           1,904
   Custodian's fees                                                                  404
   Postage                                                                            94
   Shareholder reporting fees                                                        242
   Trustees' fees                                                                      5
   Registration fees                                                                 109
   Professional fees                                                                 102
   Other                                                                              70
                                                                                --------
      Total expenses                                                              11,493
   Expenses reimbursed                                                              (167)
   Expenses paid indirectly                                                           (2)
                                                                                --------
      Net expenses                                                                11,324
                                                                                --------
         Net investment income                                                    16,559
                                                                                --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

  Net realized gain (loss) on:
     Investments                                                                     5,862
     Foreign currency transactions                                                    (134)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                                   (52,774)
     Foreign currency translations                                                     202
                                                                                  --------
           Net realized and unrealized loss                                        (46,844)
                                                                                  --------
Decrease in net assets resulting from operations                                  $(30,285)
                                                                                  ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

S T A T E M E N T S
===================-------------------------------------------------------------
                   of Changes in NET ASSETS
                   (in thousands)

USAA CORNERSTONE STRATEGY FUND
YEARS ENDED MAY 31,


FROM OPERATIONS:                                                           2002            2001
                                                                     --------------------------
  Net investment income                                              $   16,559      $   23,788
  Net realized gain on investments                                        5,862          14,107
  Net realized loss on foreign currency transactions                       (134)            (86)
  Change in net unrealized appreciation/depreciation of:
     Investments                                                        (52,774)        (31,095)
     Foreign currency translations                                          202            (140)
                                                                     --------------------------
     Increase (decrease) in net assets resulting
        from operations                                                 (30,285)          6,574
                                                                     --------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Net investment income                                                 (22,558)        (19,685)
                                                                     --------------------------
  Net realized gains                                                    (13,825)        (29,286)
                                                                     --------------------------

FROM CAPITAL SHARE TRANSACTIONS:

  Proceeds from shares sold*                                            312,159          66,095
  Reinvested dividends                                                   35,255          47,564
  Cost of shares redeemed                                               (99,716)       (152,331)
                                                                     --------------------------
     Increase (decrease) in net assets from capital
        share transactions                                              247,698         (38,672)
                                                                     --------------------------
Increase (decrease) in net assets                                       181,030         (81,069)

NET ASSETS:

  Beginning of period                                                 1,016,101       1,097,170
                                                                     --------------------------
  End of period                                                      $1,197,131      $1,016,101
                                                                     ==========================
Accumulated undistributed net investment income:
  End of period                                                      $    6,086      $   12,206
                                                                     ==========================
CHANGE IN SHARES OUTSTANDING:

  Shares sold*                                                           13,244           2,594
  Shares issued for dividends reinvested                                  1,542           1,813
  Shares redeemed                                                        (4,204)         (5,954)
                                                                     --------------------------
     Increase (decrease) in shares outstanding                           10,582          (1,547)
                                                                     ==========================

  * INCLUDES $248,879 (10,573 SHARES) FROM ACQUISITION OF USAA GROWTH STRATEGY FUND (NOTE 7).

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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          to FINANCIAL Statements

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this annual report pertains only to the USAA Cornerstone Strategy Fund (the
         Fund). The Fund's investment objective is to achieve a positive, inflation-adjusted rate of return and a reasonably stable value of Fund shares, thereby preserving the purchasing power of shareholders' capital.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

               1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

               2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

               3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

               4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to

36

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

                  price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions.

               5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Trust's Board of Trustees.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. The Fund elected to utilize equalization debits by which a portion of the cost of redemptions that occurred during the year ended May 31, 2002, reduced accumulated net realized gain. As a result of this and other differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to increase paid-in capital by $385,000, decrease accumulated undistributed net investment income by $121,000, and increase accumulated net realized loss on investments by $264,000.

               Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and unrealized gains on investments in passive foreign

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

               investment companies; and the tax deferral of losses on "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               The tax character of distributions paid during the years ended May 31, 2002 and 2001, was as follows:


                                                       2002              2001
               -----------------------------------------------------------------
               Ordinary income                     $22,558,000      $20,019,000
               Long-term capital gains              13,825,000       28,952,000


               As of May 31, 2002, the components of net assets representing distributable earnings on a tax basis were as follows:


               Undistributed ordinary income                        $ 7,617,000
               Undistributed long-term gain                           7,040,000
               Unrealized appreciation                               91,428,000

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities.

            D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers. Since the Fund's accounting

38

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

               records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

               2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

               Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

               Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

            E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended May 31, 2002, custodian fee offset arrangements reduced expenses by $2,000.

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

            F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation, an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended May 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2002 the Fund had capital loss carryovers, for federal income tax purposes, of $11,254,000, which will expire between 2008 and 2010. It is unlikely that the Trust's Board of

40

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=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

         Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire. The capital loss carryovers of the Fund include capital losses acquired from a merger discussed in Note 7. In addition to the acquired capital loss carryovers, the Fund also acquired unrealized capital losses as a result of the merger. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses are limited by the Internal Revenue Code.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2002, were $294,303,000 and $420,084,000, respectively.

         The cost of securities at May 31, 2002, for federal income tax purposes, was $1,095,632,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2002, for federal income tax purposes, were $180,878,000 and $89,520,000, respectively.

(5) FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------

         A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund's giving up the opportunity for potential profit.

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

         At May 31, 2002, the terms of open foreign currency contracts were as follows (in thousands):

         FOREIGN CURRENCY CONTRACTS TO BUY:

-----------------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE      CONTRACTS TO       VALUE AS OF         IN EXCHANGE        UNREALIZED       UNREALIZED
  DATE          RECEIVE            5/31/02         FOR U.S. DOLLAR     APPRECIATION     DEPRECIATION
-----------------------------------------------------------------------------------------------------
06/04/02        22,481               $181               $182                 $-              $(1)
             Japanese Yen
-----------------------------------------------------------------------------------------------------

         FOREIGN CURRENCY CONTRACTS TO SELL:

-----------------------------------------------------------------------------------------------------
                                 U.S. DOLLAR
EXCHANGE      CONTRACTS TO       VALUE AS OF        IN EXCHANGE         UNREALIZED       UNREALIZED
  DATE          DELIVER            5/31/02         FOR U.S. DOLLAR     APPRECIATION     DEPRECIATION
-----------------------------------------------------------------------------------------------------
06/03/02           266              $ 248              $ 247                $-             $(1)
              Euro Currency
06/03/02          1,250               160                160                 -               -
             Hong Kong Dollar
06/03/02           158                 89                 88                 -              (1)
             Singapore Dollar
06/04/02           193                180                181                 1               -
              Euro Currency
06/04/02          16,468              133                134                 1               -
              Japanese Yen
06/05/02           232                152                152                 -               -
             Canadian Dollars
06/05/02           254                237                237                 -               -
              Euro Currency
06/05/02          6,744                54                 54                 -               -
              Japanese Yen
06/05/02          3,782               387                384                 -              (3)
            South African Rand
06/06/02           141                206                206                 -               -
              Pound Sterling
-----------------------------------------------------------------------------------------------------
                                   $1,846             $1,843                $2             $(5)
-----------------------------------------------------------------------------------------------------

42

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

(6) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of May 31, 2002, the Fund loaned securities having a fair value of approximately $48,030,000 and held collateral of $50,412,000 for the loans.

(7) ACQUISITION OF USAA GROWTH STRATEGY FUND
--------------------------------------------------------------------------------

         On April 26, 2002, the Fund acquired all of the net assets of the USAA Growth Strategy Fund, pursuant to a plan of reorganization approved by the Trust's Board of Trustees on February 20, 2002. The acquisition was accomplished by a tax-free exchange of 10,573,000 shares of the USAA Cornerstone Strategy Fund (valued at $248,879,000) for the 21,492,000 shares of the USAA Growth Strategy Fund outstanding on April 26, 2002. The USAA Growth Strategy Fund's net assets at that date, including $15,358,000 unrealized depreciation of investments, $66,000 unrealized depreciation of foreign currency, and $9,180,000 accumulated net realized loss on investments, were combined with those of the USAA Cornerstone Strategy Fund. The aggregate net assets of the USAA Cornerstone Strategy Fund immediately before the acquisition were $950,734,000.

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

(8) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.75% of its average net assets.

               Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Global Flexible Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper Global Flexible Portfolio Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

44

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

               (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE             ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)               AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------------
+/-1.00% to 4.00%                  +/-0.04%
+/-4.01% to 7.00%                  +/-0.05%
+/-7.01% and greater               +/-0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average net assets through September 30, 2003, after the effect of any custodian fee offset arrangements.

            B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
               Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $26.

            D. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(9) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated Trustees or Fund officers received any compensation from the Fund.

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          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

(10) NEW ACCOUNTING PRONOUNCEMENT
--------------------------------------------------------------------------------

         In November 2000, the American Institute of Certified Public Accountants issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, effective for fiscal years beginning after December 15, 2000. The revised guide requires the Fund to amortize premiums and discounts on all debt securities and to classify as interest income any paydown gains or losses realized on mortgaged-backed securities and asset-backed securities. This change does not affect the Fund's net asset value but does change the classification of certain amounts in the statement of operations. For the year ended May 31, 2002, interest income decreased by $102,000, net realized gain on investments increased by $3,000, and the change in net unrealized appreciation/depreciation of investments increased by $99,000. This change produced non adjustment to the cost of securities or accumulated undistributed net investment income for the cumulative effect of the change up to the date of adoption of June 1, 2001.

(11) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

         Effective for the fiscal year ending May 31, 2003, based on the recommendation of the Trust's Audit Committee, the Trust's Board of Trustees determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP. KPMG has served as the Fund's independent auditor since the Fund's inception on August 15, 1984. From that date through the fiscal year ended May 31, 2002, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

46

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

(12) SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

         On June 26, 2002, the Trust's Board of Trustees (the Board) approved proposals by the Manager to restructure the manner in which the Fund's assets are managed by having one or more subadvisers directly manage the Fund's investments in equities, subject to oversight by the Manager and the Board. The Board terminated the existing investment advisory agreement between the Fund and the Manager (Former Agreement) and approved both a new interim investment advisory agreement with the Manager (Interim Agreement) and interim investment subadvisory agreements (Interim Subadvisory Agreements), one between the Manager and Wellington Management Company, LLP (Wellington Management) and the other between the Manager and MFS Investment Management (MFS). These interim agreements took effect on June 28, 2002.

         Under the Interim Agreement, the Manager serves as manager and investment adviser for the Fund and provides portfolio management oversight of the Fund's assets managed by Wellington Management and MFS, rather than directly managing all of the Fund's assets. The Fund pays the Manager the same management fee under the Interim Agreement that it paid under the Former Agreement. Under the Interim Subadvisory Agreements, Wellington Management and MFS direct the investment and reinvestment of the Fund's assets (as allocated by the Manager). The Manager (not the Fund) pays Wellington Management and MFS subadvisory fees.

         The Interim Agreement and the Interim Subadvisory Agreement typically will terminate 150 days after the date the former Agreement terminated. Thus, the Board will ask shareholders to approve a new investment advisory agreement (Proposed Agreement) between the Fund and the Manager and investment subadvisory agreements (Subadvisory Agreements), one between the Manager and Wellington Management and one between and Manager and MFS. The Proposed Agreement and Subadvisory Agreements will be submitted to shareholders of the fund at a meeting that is expected to be held in the fall of 2002.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA CORNERSTONE STRATEGY FUND
MAY 31, 2002

(13) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED MAY 31,
                                         --------------------------------------------------------------------------
                                               2002              2001            2000           1999           1998
                                         --------------------------------------------------------------------------
Net asset value at
    beginning of period                  $    25.26        $    26.27       $   27.29     $    29.89     $    27.96
                                         --------------------------------------------------------------------------
Income (loss) from investment
    operations:
    Net investment income                       .39(a)            .58             .63            .88            .77
    Net realized and
      unrealized gain (loss)                  (1.16)(a)          (.40)            .80          (1.14)          3.78
                                         --------------------------------------------------------------------------
Total from investment operations               (.77)              .18            1.43           (.26)          4.55
                                         --------------------------------------------------------------------------
Less distributions:
      From net investment income               (.57)             (.48)           (.78)          (.81)          (.72)
      From capital gains                       (.35)             (.71)          (1.67)         (1.53)         (1.90)
                                         --------------------------------------------------------------------------
Total distributions                            (.92)            (1.19)          (2.45)         (2.34)         (2.62)
                                         --------------------------------------------------------------------------
Net asset value at end of period         $    23.57        $    25.26      $    26.27     $    27.29     $    29.89
                                         ==========================================================================
Total return (%)*                             (2.96)              .58            5.49           (.74)         17.15
Net assets at end of period (000)        $1,197,131        $1,016,101      $1,097,170     $1,257,817     $1,500,258
Ratio of expenses to
    average net assets (%)                     1.16(b,c)         1.07(b)         1.09           1.05           1.01
Ratio of expenses to average net assets
    excluding reimbursements (%)               1.17               N/A             N/A            N/A            N/A
Ratio of net investment income
    to average net assets (%)                  1.69(a)           2.26            2.43           3.12           2.64
Portfolio turnover (%)                        30.52             54.67           37.46          46.27          32.73

 * Assumes reinvestment of all dividend income and capital gain distributions during the period.
(a) Without the adoption of the change in amortization method discussed in Note 10, New Accounting Pronouncement, these amounts would have been:
       Net investment income                                  $  .39
       Net realized and unrealized loss                       $(1.16)
       Ratio of net investment income to average net assets     1.70%
(b) Reflects total expenses prior to any custodian fee offset arrangement.
(c) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 1.19% of its average net assets through September 30, 2003.

48

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors and six officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and officers of the USAA family of funds, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual Funds as of May 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

.. . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Date of Birth: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA IMCO, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company (RealCo).

                 CHRISTOPHER W. CLAUS(2)
                 Director, President, and Vice Chairman of the Board of
                  Directors
                 Date of Birth: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service,
                 IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

50

.. . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN(3, 4, 5, 6)
                 Director
                 Date of Birth: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR(3, 4, 5, 6)
                 Director
                 Date of Birth: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

.. . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D.(3, 4, 5, 6)
                 Director
                 Date of Birth: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER(2, 3, 4, 5, 6)
                 Director
                 Date of Birth: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

52

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Date of Birth: November 1950

                 Vice President, Fixed Income Investments, IMCO (12/99-present); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 STUART WESTER
                 Vice President
                 Date of Birth: June 1947

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the officer position of Vice President of the USAA family of funds and of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Date of Birth: July 1948

                 Senior Vice President, CAPCO General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Date of Birth: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for
                 IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID M. HOLMES
                 Treasurer
                 Date of Birth: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA RealCo (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Date of Birth: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

54

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                                                                              55

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56

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                                                                              57

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58

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

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

             ADMINISTRATOR,     USAA Investment Management Company
        INVESTMENT ADVISER,     9800 Fredericksburg Road
               UNDERWRITER,     San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio  498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

--------------------------------------------------------------------------------
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